Derivative Financial Instruments - Warrants (Tables) - Black Scholes Option Pricing Method	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Schedule of Assumptions Used to Determine the Fair Value of the Warrants

The range of assumptions used to determine the fair value of the warrants valued using the Black-Scholes option pricing model during the periods indicated was:

	Three Months Ended March 31,
	2018	2017
Estimated fair value of Trovagene common stock	3.72-4.20	13.80-25.20
Expected warrant term	0.8-5.1 years	1.8-2.0 years
Risk-free interest rate	1.76-2.54%	1.20-1.27%
Expected volatility	91-116%	94-98%
Dividend yield	0%	0%

The range of assumptions used to determine the fair value of the warrants valued using the Black-Scholes option pricing model during the periods indicated was:

	2017	2016
Estimated fair value of Trovagene common stock	$3.72 - $15.12	$25.20 - $55.80
Expected warrant term	1.0 - 5.5 years	2.0 - 2.8 years
Risk-free interest rate	1.27% - 2.21%	0.71% - 1.20%
Expected volatility	86% - 116%	82% - 94%
Dividend yield	— %	— %

Schedule of Components of Changes in the Company's Derivative Financial Instruments Liability Balance

The following table sets forth the components of changes in the Company’s derivative financial instruments—warrants liability balance, valued using the Black-Scholes option pricing method, for the periods indicated.

Date	Description	Number of Warrants	Derivative Instrument Liability
December 31, 2017	Balance of derivative financial instruments—warrants liability	467,577	$649,387
	Change in fair value of derivative financial instruments—warrants during the period recognized as a loss in the condensed consolidated statements of operations	—	129,689

March 31, 2018	Balance of derivative financial instruments—warrants liability	467,577	$779,076

The following table sets forth the components of changes in the Company’s derivative financial instruments—warrants liability balance, valued using the Black-Scholes option pricing method, for the periods indicated.

Date	Description	Number of Warrants	Derivative Instrument Liability
December 31, 2015	Balance of derivative financial instruments—warrants liability	80,608	$3,297,077
	Change in fair value of derivative financial instruments—warrants during the year recognized as a gain in the statement of operations	—	(2,462,137)

December 31, 2016	Balance of derivative financial instruments—warrants liability	80,608	834,940
	Issuance of Derivative Financial Instruments	386,969	3,215,519
	Change in fair value of derivative financial instruments—warrants during the year recognized as a gain in the statement of operations	—	(3,401,072)

December 31, 2017	Balance of derivative financial instruments—warrants liability	467,577	$649,387